Related Party Transactions - Schedule of Key Management Compensation (Details) - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of transactions between related parties [abstract]
Geological consulting fees - expensed	$ 86	$ 78
Geological consulting fees - capitalized		18
Management fees - expensed	567	577
Salaries - expensed	142	127
Share-based payments		192
Total	$ 795	$ 992